FINANCIAL INSTRUMENTS - Fair value measurement hierarchy for financial instruments assets and liabilities carried at fair value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Other current payables - hedge instruments
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		$ (8)
Other current payables - hedge instruments | Level 2
FAIR VALUE MEASUREMENT
Liabilities measured at fair value		(8)
Other current payables- shares payable
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	$ (36)	(237)
Other current payables- shares payable | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(36)	(237)
Warrants liabilities
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,223)	(2,450)
Warrants liabilities | Level 1
FAIR VALUE MEASUREMENT
Liabilities measured at fair value	(2,223)	(2,450)
Other current receivables - hedge instruments
FAIR VALUE MEASUREMENT
Assets measured at fair value	67	27
Other current receivables - hedge instruments | Level 2
FAIR VALUE MEASUREMENT
Assets measured at fair value	$ 67	$ 27